INTANGIBLE ASSETS, NET - Additional Information (Detail) - Internal-use Software [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, net	$ 4,005
Finite-lived intangible assets, gross	4,038
Finite-lived intangible assets, accumulated amortization	33
Amortization of finite lived intangible assets	$ 33